Form N-1A Cover	May 26, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	TIDAL TRUST I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	May 26, 2026
Prospectus Date	May 29, 2026